Financial Information by Segment - Summary of Company's Net Revenue from Professional Diagnostics and Health Information Solutions Reporting Segments by Groups of Similar Products and Services (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net product sales and services revenue	$ 2,790,249	$ 2,363,054	$ 2,134,588
License and royalty revenue	28,576	23,473	20,759
Net revenue	2,818,825	2,386,527	2,155,347
Health Information Solutions [Member]
Segment Reporting Information [Line Items]
Net revenue	535,422	534,514	598,819
Health Information Solutions [Member] | Disease and case management [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	218,378	237,938	281,563
Health Information Solutions [Member] | Women's & children's health [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	120,259	114,287	126,910
Health Information Solutions [Member] | Wellness [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	104,634	104,868	103,343
Health Information Solutions [Member] | Patient self-testing services [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	92,151	77,421	87,003
Professional Diagnostics [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	2,165,216	1,736,172	1,440,718
License and royalty revenue	24,676	20,337	18,774
Net revenue	2,189,892	1,756,509	1,459,492
Professional Diagnostics [Member] | Cardiology [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	503,534	518,746	488,497
Professional Diagnostics [Member] | Infectious disease [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	615,950	564,983	437,709
Professional Diagnostics [Member] | Toxicology [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	587,261	387,209	300,125
Professional Diagnostics [Member] | Diabetes [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	144,441	14,960
Professional Diagnostics [Member] | Other [Member]
Segment Reporting Information [Line Items]
Net product sales and services revenue	$ 314,030	$ 250,274	$ 214,387